Employee Benefit Plans	12 Months Ended
Mar. 31, 2025
Employee Benefit Plans [Abstract]
Employee Benefit Plans

15. Employee Benefit Plans

Employees of the Company located in Hong Kong participate in a compulsory saving scheme (pension fund) for the retirement of residents in Hong Kong. Employees are required to contribute monthly to mandatory provident fund schemes provided by approved private organizations, according to their salaries and the period of employment. The Group has a defined contribution pension scheme for its qualifying employees. The scheme assets are held under a provident fund managed by an independent fund manager. The Company and its employees are each required to make contributions to the scheme calculated at 5% of the employees’ basic salaries on monthly basis.

Defined Benefit Pension Plan

Employment Ordinance of the Laws of Hong Kong requires employers to assure the liability of severance payment if an employee who has been working for the employer for not less than 24 months under a continuous contract is, due to redundancy, dismissed, laid off, or upon expiry of a fixed-term employment contract. The ordinance also requires employers to assure the liability of long service payment if an employee who has been working for the employer for not less than 5 years under a continuous contract is dismissed, dies, resigns on ground of ill health or on or after 65 years old, or upon expiry of a fixed-term employment contract. There were 127, 236 and 304 employees as of March 31,2025, 2024 and 2023, respectively.

The following table sets forth a summary of net periodic benefit cost for the years ended March 31, 2025, 2024 and 2023:

	Year Ended March 31,
	2025	2024	2023
Interest cost	$1,390	$4,004	1,835
Current service cost	17,416	39,295	25,770
Gain on settlement	(81,046)	(18,150)	(3,253)
Recognized net actuarial (gains) losses	(23,832)	12,715	27,186
Net periodic benefit cost	$(86,072)	$37,864	51,538

	2025	2024	2023
Actuarial assumptions used to determine net cost:
Discount rate	2.88% - 3.64%	3.48% - 4.30%	3.00% - 3.71%
Expected return on assets	3.00% - 3.64%	3.48% - 4.30%	3.00% - 3.71%
Rate of increase in salary	2.50%	2.50%	2.50%

Undiscounted future benefit payments under the plans for the next ten years are estimated as follows:

For the year ending March 31,
2026	$61,914
2027	9,319
2028	9,319
2029	24,582
2030	28,438
2031 - 2035	238,177
Total	$371,749

The following tables provide a reconciliation of the changes in the benefit obligations during the years ended March 31, 2025 and 2024, and a summary of the funded status as of March 31, 2025 and 2024:

	Year Ended March 31,
	2025	2024	2023
Change in Benefit Obligations, (net)
Balance at beginning of year	$146,191	$107,956	$56,633
Interest cost	1,390	4,004	1,835
Current service cost	17,416	39,295	25,770
Gain on settlement	(81,046)	(18,150)	(3,253)
Actuarial (gain) loss	(23,832)	12,715	27,186
Exchange difference	710	371	(215)
Balance at end of year	$60,829	$146,191	$107,956

	2025	2024
Gross long service payment obligation	$(96,934)	$(247,509)
Add: Attributed contributions	36,105	101,318
Total net unfunded amount recognized in consolidated balance sheets	$(60,829)	$(146,191)

Net unfunded amounts recognized in consolidated balance sheets consist of:
Current liabilities included in accrued expenses and other current liabilities	$(26,467)	$(44,423)
Long-term liabilities included in other long-term liabilities, net of current portion	(34,362)	(101,768)
Total net unfunded amount recognized in consolidated balance sheets	$(60,829)	$(146,191)